Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) In Thousands, unless otherwise specified	12 Months Ended																																																													12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Germany USD ($)	Dec. 31, 2013 Germany CNY	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2013 USA USD ($)	Dec. 31, 2013 USA CNY	Dec. 31, 2012 USA CNY	Dec. 31, 2011 USA CNY	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2013 Hong Kong Special Administrative Region (the "HK SAR") USD ($)	Dec. 31, 2013 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2013 Europe USD ($)	Dec. 31, 2013 Europe CNY	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2013 Japan USD ($)	Dec. 31, 2013 Japan CNY	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2013 Net revenues Geographic concentration risk Germany, USA and PRC USD ($)	Dec. 31, 2013 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2012 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2013 Net revenues Geographic concentration risk Germany USD ($)	Dec. 31, 2013 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2012 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2013 Net revenues Geographic concentration risk USA USD ($)	Dec. 31, 2013 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2012 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2011 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2013 Net revenues Geographic concentration risk PRC USD ($)	Dec. 31, 2013 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2012 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2013 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2012 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2011 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2013 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2012 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2011 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2013 Accounts receivable Customer concentration risk Top five accounts receivables item	Dec. 31, 2012 Accounts receivable Customer concentration risk Top five accounts receivables item	Dec. 31, 2013 Advances to suppliers Supplier concentration risk USD ($)	Dec. 31, 2013 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk Germany Supplier C USD ($)	Dec. 31, 2013 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk USA Supplier A USD ($)	Dec. 31, 2013 Advances to suppliers Supplier concentration risk USA Supplier A CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk USA Supplier A CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk South Korea Supplier B USD ($)	Dec. 31, 2013 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2013 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2012 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2013 Cash Financial institution concentration risk PRC item	Dec. 31, 2012 Cash Financial institution concentration risk PRC item	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk USA Denominated in Brazilian real (BRL) BRL	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk USA Denominated in Brazilian real (BRL) CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in EUR CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in EUR EUR (€)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Malaysian Ringgit (MYR) CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Malaysian Ringgit (MYR) MYR	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Australia Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Australia Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Australia Denominated in AUD AUD	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Australia Denominated in AUD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY JPY (¥)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY JPY (¥)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP GBP (£)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP GBP (£)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EUR CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EUR EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EUR CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EUR EUR (€)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in RMB CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in RMB CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EUR CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EUR EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EUR CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EUR EUR (€)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in GBP CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in GBP GBP (£)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EUR CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EUR EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EUR CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EUR EUR (€)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in MAD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in MAD MAD	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in Croatia Kuna (HRK) CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in Croatia Kuna (HRK) HRK	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in Turk Lirasi (TRY) CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in Turk Lirasi (TRY) TRY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD USD ($)	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY CNY	Dec. 31, 2013 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY JPY (¥)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY JPY (¥)	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Australia Denominated in AUD AUD	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Australia Denominated in AUD CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EUR CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EUR EUR (€)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EUR CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EUR EUR (€)	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CHF	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CHF	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in EUR CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in EUR EUR (€)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in CHF CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in MAD CNY	Dec. 31, 2013 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in MAD MAD
Basis of Presentation
Net loss	$ (339,444)	(2,054,898)	(3,191,887)	(3,265,777)
Cash, cash equivalents and restricted cash	462,165	2,797,808
Restricted cash	279,553	1,692,330	966,878																																																																																																																																																	1,692,330	966,878	26	142	1,476,050	912,446	27,693	168,841	6,845	43,023	45,747	5,434	11,292	1,358	13	85	13	85	139	845	618	73	5	32	2	2
Short-term borrowings, including current portion of long-term debt	1,109,384	6,715,877	7,526,015
Principles of Consolidation
An ownership interest in subsidiary less than this percentage for considering as noncontrolling interests	100.00%	100.00%
Significant Concentrations and Risks
Revenues	2,216,511	13,418,093	11,391,928	14,677,965	402,904	2,439,058	4,765,312	6,595,109	480,080	2,906,262	1,600,695	2,137,219	16,775	13,036	125	756	7,674	666,880	4,037,094	6,865,842	9,069,292	160,663	972,604	81,911	51,236	1,634,009	9,891,802	9,019,348	11,994,214	402,904	2,439,058	4,765,312	6,595,109	480,080	2,906,262	1,600,695	2,137,219	751,025	4,546,482	2,653,341	3,261,886
Percentage of concentration of risk																										74.00%	74.00%	79.00%	82.00%	18.00%	18.00%	42.00%	45.00%	22.00%	22.00%	14.00%	15.00%	34.00%	34.00%	23.00%	22.00%	90.00%	91.00%	100.00%	15.20%	26.00%	27.70%	20.10%	24.20%													41.70%	42.40%
Number of major customers																																													5	5	5
Number of major accounts receivable from customers																																																5	5
Threshold percentage																																																		10.00%	10.00%	10.00%										10.00%	10.00%
Total prepayments to supplier	277,933	1,682,521	1,703,312																																															209,657	1,269,204	1,372,915	148,805	900,821	958,284	34,746	210,343	184,523	26,106	158,040	230,108
Total cash held by financial institutions																																																																		1,103,217	2,082,732	11,198	68,271	1,380	8,676	594	1,692	110	671	490	3,077	40	5	513	104	76	15	9	5	1,123	6,674	1,379	7,491	579,288	1,006,387	36,033	219,694	98,542	619,383	1	10	61	833	2,111	210	18,403	1,811	49,457	5,875	78,841	9,479	3,232	10	4,446	27,109	30,806	193,630	888	105	43,010	5,171	494	103	171	1,053	890	5,610	881	86	85,887	10,208	98,239	11,811	81	558	176	1,200	157	209	3,047	2,764	113	40	3,803	23,153	404	2,555	20,733	358,882	3,574	48,925
Total restricted cash	279,553	1,692,330	966,878																																																																																																																																																	1,692,330	966,878	26	142	1,476,050	912,446	27,693	168,841	6,845	43,023	45,747	5,434	11,292	1,358	13	85	13	85	139	845	618	73	5	32	2	2
Deposits for the purchase of equipment	20,209	122,340	229,181
Number of individual financial institutions																																																																3	3
Foreign Currency
Noon buying rate RMB to $1.00		6.0537
Cash and Restricted Cash
Maximum maturity period for letters of credit and letters of guarantee	1 year	1 year
Sale of Accounts Receivable
Proceeds from sale of accounts receivable	111,964	677,795	223,273
Loss on sale of accounts receivable	1,956	11,840	2,100	2,279
Prepayments to Suppliers
Amount of the prepayments to suppliers reduced and reclassified to inventories	40,621	245,906	495,679	476,113
Amount of the prepayments to suppliers against the balance of accounts payable	23,338	141,281
Long-term prepayments to suppliers	$ 146,119	884,562	1,280,131